Summary of significant accounting policies - Production and Ad Valorem taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Production Tax
Production taxes	$ 26.9	$ 17.1	$ 6.0
Ad Valorem Tax
AD VALOREM taxes	$ 3.7	$ 1.0	$ 0.7